Reporting entity	12 Months Ended
Dec. 31, 2021
Reporting entity
Reporting entity

1.    Reporting entity

(a)	Organization and operations

HeadHunter Group PLC (the “Company”), together with its subsidiaries (the “Group”, “We”, “Our”, “Ours”), is Russia’s leading online recruiting website hh.ru. We help employers and job seekers in Russia connect with each other. We also operate in Belarus, Kazakhstan and other countries.

The Company’s registered address is 42 Dositheou Street, Strovolos, Nicosia, Cyprus and business address is 9/10 Godovikova str., Moscow, Russia.

On May 8, 2019 the Group completed the initial public offering of American Depositary Shares, or ADSs. Each ADS represents one ordinary share of the Group. The Group’s existing shareholders have offered 16,304,348 of the Group’s ADSs in this offering. The initial public offering price was $13.50 per ADS. On May 10, 2019 the underwriters exercised their option to purchase 2,445,652 additional ADSs from the existing shareholders at the public offering price, less the underwriting discount.

On July 20, 2020 the Group completed the secondary public offering of 5,000,000 ADSs, each representing one ordinary share of the Group, offered by ELQ Investors VIII Limited, an investment vehicle associated with The Goldman Sachs Group, Inc. at a public offering price of $20.25 per share. On August 13, 2020 the underwriters exercised their option to purchase 510,217 additional ADSs from ELQ Investors VIII Limited at the public offering price, less the underwriting discount.

On June 7, 2021 the Group completed the secondary public offering of 4,500,000 ADSs, each representing one ordinary share of the Group, offered by ELQ Investors VIII Limited and Highworld Investments Limited at a public offering price of $37.0 per share. On June 21, 2021 the underwriters exercised their option to purchase 675,000 additional ADSs from ELQ Investors VIII Limited and Highworld Investments Limited at the public offering price, less the underwriting discount.

After completion of the initial public offering and secondary public offerings, Highworld Investments Limited and ELQ Investors VIII Limited collectively have 40.61% of the Group’s voting shares.

The ADSs are listed on The Nasdaq Global Select Market under the symbol “HHR” and on Moscow Stock Exchange under the symbol “HHRU”.

On June 19, 2019 the Group has obtained a Russian tax residency status. As a Russian tax resident, the Group is subject to the Russian Tax Code requirements.

(b)	Business environment

The Group’s operations are primarily located in the Russian Federation. Consequently, the Group is exposed to the economic and financial markets of the Russian Federation, which display the characteristics of an emerging market. The legal, tax and regulatory frameworks continue development, but are subject to varying interpretations and frequent changes which contribute together with other legal and fiscal impediments to the challenges faced by entities operating in the Russian Federation.

Starting in 2014, the United States of America, the European Union and some other countries have imposed and expanded economic sanctions against a number of Russian individuals and legal entities. The imposition of the sanctions has led to increased economic uncertainty, including more volatile equity markets, a depreciation of the Russian rouble, a reduction in both local and foreign direct investment inflows and a significant tightening in the availability of credit. As a result, some Russian entities may experience difficulties accessing the international equity and debt markets and may become increasingly dependent on state support for their operations. The longer-term effects of the imposed and possible additional sanctions are difficult to determine.

In recent months, following the commencement of military operations in Ukraine by the Russian Federation, additional severe sanctions were imposed by the United States of America, the European Union and some other countries on the Russian government, as well as major financial institutions and certain other entities and individuals in Russia. Please see Note 31.

These consolidated financial statements reflect management’s assessment of the impact of the Russian business environment on the operations and the financial position of the Group. The future business environment may differ from management’s assessment.

(c)	The COVID-19 pandemic

From the second quarter of 2021 through the end of 2021, as economy recovered from the COVID-related restrictions of 2020, we saw increase in demand for the candidates on the back of lagging candidate activity. This drives the increase in the number of paying customers on our platform and the increase in the average consumption per customer and may be a temporary effect.

We have not seen a specific impact of COVID-19 on our financial position as at December 31, 2021. Recent developments in the first quarter of 2022, as of the date of this Annual Report, also do not indicate specific impact of COVID-19 on our financial position. Our financial position, results and liquidity may be affected in the future by any further adverse developments related to COVID-19.